787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

January 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Credit Suisse Trust

Post-Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 33-58125 and File No. 811-07261)

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 53 to the Registration Statement (the “Amendment”) with respect to the Credit Suisse Commodity Return Strategy Portfolio, a series of the Registrant (the “Portfolio”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to offer Class 2 shares of the Portfolio for purchase by through variable annuity contracts and variable life insurance policies offered by the separate accounts of certain insurance companies or through tax-qualified pension and retirement plans.

The only changes made in the Amendment to the Portfolio’s current prospectus and Statement of Additional Information are to replace the disclosure regarding Class 1 shares, the existing share class of the Portfolio, with disclosure regarding Class 2 shares in the fee table and expense example and to add disclosure about the characteristics of Class 2 shares, including the eligibility considerations for the class.  The disclosure other than that regarding Class 2 shares in the Amendment is substantially identical to the disclosure in the Portfolio’s most recently filed annual update to its Registration Statement, which was filed on April 16, 2019 and became effective on May 1, 2019.  Accordingly, on behalf of the Registrant, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing  pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Lou Anne McInnis, Esq., Credit Suisse Asset Management, LLC

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